UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00058

George Putnam Balanced Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

George Putnam Balanced Fund
Class A [PGEOX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of George Putnam Balanced Fund returned 15.02%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	15.02	8.31	10.31
Class A (with sales charge)	8.40	7.04	9.66
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSA-0926

George Putnam Balanced Fund
Class C [PGPCX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of George Putnam Balanced Fund returned 14.15%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	14.15	7.50	9.64
Class C (with sales charge)	13.15	7.50	9.64
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSC-0926

George Putnam Balanced Fund
Class M [PGEMX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$146	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class M shares of George Putnam Balanced Fund returned 14.41%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSM-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,650 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class M	14.41	7.77	9.76
Class M (with sales charge)	10.41	7.01	9.37
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSM-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSM-0926

George Putnam Balanced Fund
Class R [PGPRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$119	1.11%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of George Putnam Balanced Fund returned 14.73%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	14.73	8.04	10.04
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR-0926

George Putnam Balanced Fund
Class R5 [PGELX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$71	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of George Putnam Balanced Fund returned 15.28%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	15.28	8.58	10.60
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR5-0926

George Putnam Balanced Fund
Class R6 [PGEJX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of George Putnam Balanced Fund returned 15.35%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	15.35	8.66	10.69
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR6-0926

George Putnam Balanced Fund
Class Y [PGEYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$66	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of George Putnam Balanced Fund returned 15.31%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.
George Putnam Balanced Fund	PAGE 1	38900-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	15.31	8.58	10.59
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%
George Putnam Balanced Fund	PAGE 2	38900-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSY-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $70,241 in July 31, 2025 and $71,590 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $23,073 in July 31, 2025 and $23,073 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $ 489,647 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
George
Putnam Balanced
Fund
Financial Statements and Other Important Information
Annual | July 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 34
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 53
Tax Information 54
Changes In and Disagreements with Accountants 55
Results of Meeting(s) of Shareholders 55
Remuneration Paid to Directors, Officers and Others 55
Board Approval of Management and Subadvisory Agreements 55

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.05 $25.56 $21.95 $21.02 $24.62
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.40 0.34 0.25 0.17
Net realized and unrealized gains (losses) ........... 3.49 2.30 3.57 1.29 (1.93)
Total from investment operations .................... 3.91 2.70 3.91 1.54 (1.76)
Less distributions from:
Net investment income .......................... (0.42) (0.50) (0.30) (0.21) (0.20)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.22) (1.21) (0.30) (0.61) (1.84)
Net asset value, end of year ....................... $28.74 $27.05 $25.56 $21.95 $21.02
Total return
c
................................... 15.02% 10.77% 17.96% 7.66% (7.87)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.87% 0.91% 0.93% 0.96% 0.94%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.86% 0.91%
d
0.93%
d
0.96%
d
0.94%
d
Net investment income ........................... 1.52% 1.56% 1.47% 1.22% 0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $1,607,322 $1,484,304 $1,405,540 $1,243,009 $1,225,429
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.69 $25.21 $21.66 $20.75 $24.35
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.21 0.21 0.16 0.09 (0.01)
Net realized and unrealized gains (losses) ........... 3.43 2.28 3.52 1.28 (1.89)
Total from investment operations .................... 3.64 2.49 3.68 1.37 (1.90)
Less distributions from:
Net investment income .......................... (0.23) (0.30) (0.13) (0.06) (0.06)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.03) (1.01) (0.13) (0.46) (1.70)
Net asset value, end of year ....................... $28.30 $26.69 $25.21 $21.66 $20.75
Total return
c
................................... 14.15% 10.00% 17.05% 6.84% (8.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.62% 1.66% 1.68% 1.71% 1.69%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.61% 1.66%
d
1.68%
d
1.71%
d
1.69%
d
Net investment income (loss) ...................... 0.77% 0.81% 0.72% 0.47% (0.02)%
Supplemental data
Net assets, end of year (000’s) ..................... $137,538 $128,869 $118,722 $105,791 $115,907
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class M
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.52 $25.06 $21.54 $20.63 $24.20
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.27 0.22 0.14 0.05
Net realized and unrealized gains (losses) ........... 3.40 2.26 3.49 1.29 (1.89)
Total from investment operations .................... 3.68 2.53 3.71 1.43 (1.84)
Less distributions from:
Net investment income .......................... (0.29) (0.36) (0.19) (0.12) (0.09)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.09) (1.07) (0.19) (0.52) (1.73)
Net asset value, end of year ....................... $28.11 $26.52 $25.06 $21.54 $20.63
Total return
c
................................... 14.41% 10.27% 17.32% 7.18% (8.36)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.37% 1.41% 1.43% 1.46% 1.44%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.36% 1.41%
d
1.43%
d
1.46%
d
1.44%
d
Net investment income ........................... 1.02% 1.06% 0.97% 0.72% 0.22%
Supplemental data
Net assets, end of year (000’s) ..................... $58,502 $59,676 $59,816 $51,525 $50,466
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.92 $25.44 $21.85 $20.92 $24.51
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.34 0.28 0.20 0.11
Net realized and unrealized gains (losses) ........... 3.47 2.28 3.55 1.29 (1.92)
Total from investment operations .................... 3.82 2.62 3.83 1.49 (1.81)
Less distributions from:
Net investment income .......................... (0.38) (0.43) (0.24) (0.16) (0.14)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.18) (1.14) (0.24) (0.56) (1.78)
Net asset value, end of year ....................... $28.56 $26.92 $25.44 $21.85 $20.92
Total return .................................... 14.73% 10.49% 17.64% 7.40% (8.10)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.13% 1.16% 1.18% 1.21% 1.19%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.11% 1.16%
c
1.18%
c
1.21%
c
1.19%
c
Net investment income ........................... 1.24% 1.31% 1.22% 0.96% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $3,105 $1,282 $1,320 $1,212 $1,795
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.50 $25.96 $22.29 $21.31 $24.94
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.45 0.40 0.27 0.20
Net realized and unrealized gains (losses) ........... 3.55 2.37 3.62 1.36 (1.93)
Total from investment operations .................... 4.04 2.82 4.02 1.63 (1.73)
Less distributions from:
Net investment income .......................... (0.47) (0.57) (0.35) (0.25) (0.26)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.27) (1.28) (0.35) (0.65) (1.90)
Net asset value, end of year ....................... $29.27 $27.50 $25.96 $22.29 $21.31
Total return .................................... 15.28% 11.05% 18.22% 8.01% (7.68)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.67% 0.69% 0.71% 0.72% 0.71%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.66% 0.69%
c
0.71%
c
0.72%
c
0.71%
c
Net investment income ........................... 1.72% 1.73% 1.69% 1.26% 0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $14 $13 $11 $20
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.21 $25.70 $22.07 $21.13 $24.75
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.49 0.42 0.32 0.24
Net realized and unrealized gains (losses) ........... 3.51 2.32 3.58 1.30 (1.94)
Total from investment operations .................... 4.02 2.81 4.00 1.62 (1.70)
Less distributions from:
Net investment income .......................... (0.50) (0.59) (0.37) (0.28) (0.28)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.30) (1.30) (0.37) (0.68) (1.92)
Net asset value, end of year ....................... $28.93 $27.21 $25.70 $22.07 $21.13
Total return .................................... 15.35% 11.16% 18.33% 8.03% (7.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.57% 0.60% 0.61% 0.62% 0.61%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.56% 0.60%
c
0.61%
c
0.62%
c
0.61%
c
Net investment income ........................... 1.82% 1.87% 1.79% 1.56% 1.05%
Supplemental data
Net assets, end of year (000’s) ..................... $113,474 $94,218 $92,369 $93,044 $65,091
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.20 $25.69 $22.07 $21.12 $24.74
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.47 0.40 0.30 0.22
Net realized and unrealized gains (losses) ........... 3.51 2.33 3.58 1.31 (1.94)
Total from investment operations .................... 4.01 2.80 3.98 1.61 (1.72)
Less distributions from:
Net investment income .......................... (0.49) (0.58) (0.36) (0.26) (0.26)
Net realized gains ............................. (1.80) (0.71) — (0.40) (1.64)
Total distributions ............................... (2.29) (1.29) (0.36) (0.66) (1.90)
Net asset value, end of year ....................... $28.92 $27.20 $25.69 $22.07 $21.12
Total return .................................... 15.31% 11.09% 18.20% 7.98% (7.68)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.62% 0.66% 0.68% 0.71% 0.69%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.61% 0.66%
c
0.68%
c
0.71%
c
0.69%
c
Net investment income ........................... 1.77% 1.81% 1.71% 1.47% 0.97%
Supplemental data
Net assets, end of year (000’s) ..................... $475,571 $442,459 $349,881 $259,985 $256,633
Portfolio turnover rate ............................ 104% 97% 80% 47% 66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Schedule of Investments, July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.2%
Aerospace & Defense 1.9%
Airbus SE ......................................... France 31,990 $ 7,509,931
a
Boeing Co. (The) ................................... United States 60,859 13,154,064
a
Honeywell Aerospace, Inc. ............................ United States 31,357 6,482,746
Northrop Grumman Corp. ............................. United States 12,355 6,702,341
RTX Corp. ........................................ United States 53,484 11,510,827
45,359,909
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 25,040 7,697,296
Automobiles 0.3%
General Motors Co. .................................. United States 48,293 4,291,316
a
Tesla, Inc. ......................................... United States 12,648 3,936,184
8,227,500
Banks 1.6%
Bank of America Corp. ............................... United States 193,002 11,956,474
Citigroup, Inc. ...................................... United States 104,761 13,875,595
JPMorgan Chase & Co. ............................... United States 32,223 11,335,729
37,167,798
Beverages 1.2%
Coca-Cola Co. (The) ................................. United States 171,870 15,054,093
Keurig Dr. Pepper, Inc. ............................... United States 287,495 8,946,845
PepsiCo, Inc. ...................................... United States 28,339 3,954,991
27,955,929
Biotechnology 0.8%
AbbVie, Inc. ....................................... United States 47,775 11,988,659
Gilead Sciences, Inc. ................................ United States 32,258 4,200,314
a
Vertex Pharmaceuticals, Inc. ........................... United States 7,091 3,383,116
19,572,089
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 254,121 69,014,181
Building Products 0.3%
Trane Technologies plc ............................... United States 16,737 7,614,498
Capital Markets 2.0%
BlackRock, Inc. ..................................... United States 4,891 5,333,097
Charles Schwab Corp. (The) ........................... United States 129,011 13,577,118
CME Group, Inc. .................................... United States 20,231 5,417,659
KKR & Co., Inc. ..................................... United States 26,960 2,734,553
Morgan Stanley ..................................... United States 24,303 5,113,837
Nasdaq, Inc. ....................................... United States 55,513 5,228,769
S&P Global, Inc. .................................... United States 2,629 1,082,964
State Street Corp. ................................... United States 16,367 3,014,147
b
TPG, Inc. , A ....................................... United States 137,213 5,990,720
Tradeweb Markets, Inc. , A ............................. United States 13,549 1,361,675
48,854,539
Chemicals 0.4%
Corteva, Inc. ....................................... United States 47,836 3,765,172
Linde plc .......................................... United States 4,575 2,188,588
PPG Industries, Inc. ................................. United States 38,632 4,269,609
10,223,369

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.1%
Cintas Corp. ....................................... United States 14,781 $ 3,024,636
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 238,507 27,664,427
Construction Materials 0.4%
CRH plc .......................................... United States 93,293 8,863,768
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 74,298 15,529,025
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp. .............................. United States 12,411 11,813,907
a
US Foods Holding Corp. .............................. United States 25,553 2,570,376
Walmart, Inc. ...................................... United States 98,388 10,940,746
25,325,029
Electric Utilities 1.0%
American Electric Power Co., Inc. ....................... United States 32,574 4,164,586
Constellation Energy Corp. ............................ United States 4,976 1,307,444
NextEra Energy, Inc. ................................. United States 75,669 6,577,150
NRG Energy, Inc. ................................... United States 63,242 8,492,768
Xcel Energy, Inc. .................................... United States 48,312 3,777,998
24,319,946
Electrical Equipment 0.7%
GE Vernova, Inc. .................................... United States 17,045 16,879,493
Electronic Equipment, Instruments & Components 0.3%
a
Coherent Corp. ..................................... United States 29,832 7,842,534
Energy Equipment & Services 0.1%
Halliburton Co. ..................................... United States 60,238 1,942,675
Entertainment 1.3%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 43,121 4,231,464
a
Live Nation Entertainment, Inc. ......................... United States 41,015 7,141,942
a
Netflix, Inc. ........................................ United States 76,282 5,470,182
a
Spotify Technology SA ................................ United States 10,922 5,460,344
Walt Disney Co. (The) ................................ United States 90,599 8,714,718
31,018,650
Financial Services 2.4%
Apollo Global Management, Inc. ........................ United States 46,134 5,793,969
a
Berkshire Hathaway, Inc. , B ............................ United States 31,479 16,102,768
Mastercard, Inc. , A .................................. United States 36,432 20,879,179
Visa, Inc. , A ........................................ United States 38,104 13,951,017
56,726,933
Ground Transportation 0.3%
a
Fedex Freight Holding Co., Inc. ......................... United States 17,319 2,433,839
Union Pacific Corp. .................................. United States 14,666 4,284,379
6,718,218
Health Care Equipment & Supplies 1.0%
Abbott Laboratories .................................. United States 28,390 3,000,823
Becton Dickinson & Co. ............................... United States 16,877 2,795,169
a
Boston Scientific Corp. ............................... United States 152,565 7,129,362
a
Dexcom, Inc. ....................................... United States 32,808 2,737,828
a
Edwards Lifesciences Corp. ........................... United States 18,448 1,587,819

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Intuitive Surgical, Inc. ................................ United States 13,328 $ 4,709,182
Stryker Corp. ...................................... United States 7,070 2,302,699
24,262,882
Health Care Providers & Services 1.1%
Cardinal Health, Inc. ................................. United States 10,870 2,500,426
CVS Health Corp. ................................... United States 32,638 3,408,386
McKesson Corp. .................................... United States 9,879 8,458,301
UnitedHealth Group, Inc. .............................. United States 29,031 12,030,447
26,397,560
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 31,896 7,477,698
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc. , A ...................................... United States 13,215 2,002,337
Booking Holdings, Inc. ............................... United States 7,162 1,381,550
Hilton Worldwide Holdings, Inc. ......................... United States 12,263 3,930,169
McDonald's Corp. ................................... United States 25,440 6,885,081
Royal Caribbean Cruises Ltd. .......................... United States 14,589 4,643,679
Starbucks Corp. .................................... United States 23,553 2,478,953
a
Viking Holdings Ltd. ................................. United States 85,503 8,922,238
30,244,007
Household Durables 0.2%
PulteGroup, Inc. .................................... United States 45,268 5,725,044
Household Products 0.3%
Procter & Gamble Co. (The) ........................... United States 48,045 6,942,022
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 31,357 7,621,319
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 42,489 6,144,334
Insurance 1.7%
Allstate Corp. (The) .................................. United States 50,852 13,428,996
American International Group, Inc. ...................... United States 79,717 6,264,162
Aon plc , A ......................................... United States 15,406 5,554,633
a
Arch Capital Group Ltd. ............................... United States 41,500 4,171,995
b
Arthur J Gallagher & Co. .............................. United States 17,384 4,335,917
AXA SA ........................................... France 26,497 1,373,330
Prudential plc ...................................... Hong Kong 190,332 2,860,414
Unum Group ....................................... United States 33,744 2,905,696
40,895,143
Interactive Media & Services 4.5%
Alphabet, Inc. , A .................................... United States 222,254 79,151,317
Meta Platforms, Inc. , A ............................... United States 49,945 27,804,881
106,956,198
IT Services 0.6%
Accenture plc , A .................................... United States 19,628 3,256,678
a
Snowflake, Inc. , A ................................... United States 34,265 10,049,239
13,305,917
Life Sciences Tools & Services 0.8%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 12,604 4,102,350

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
IQVIA Holdings, Inc. ................................. United States 11,681 $ 2,745,269
Thermo Fisher Scientific, Inc. .......................... United States 21,718 12,472,647
a
Waters Corp. ...................................... United States 2,780 1,048,922
20,369,188
Machinery 0.5%
Ingersoll Rand, Inc. .................................. United States 56,476 4,708,969
Otis Worldwide Corp. ................................ United States 99,536 7,161,615
11,870,584
Metals & Mining 0.3%
Barrick Mining Corp. ................................. Canada 109,915 4,037,178
Glencore plc ....................................... Australia 586,175 4,317,383
8,354,561
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 51,982 5,697,747
CenterPoint Energy, Inc. .............................. United States 67,729 2,847,327
8,545,074
Oil, Gas & Consumable Fuels 2.3%
BP plc ............................................ United States 404,787 3,041,232
Cenovus Energy, Inc. ................................ Canada 203,594 6,138,972
ConocoPhillips ..................................... United States 115,059 13,862,308
Devon Energy Corp. ................................. United States 63,648 2,872,434
a
ExxonMobil Holdings Corp. ............................ United States 165,508 25,726,564
Shell plc .......................................... United States 95,109 4,353,301
55,994,811
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 90,911 4,088,268
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co. .............................. United States 53,137 3,470,378
Eli Lilly & Co. ...................................... United States 20,699 23,779,839
Johnson & Johnson ................................. United States 53,671 13,758,561
Merck & Co., Inc. ................................... United States 69,467 9,044,603
50,053,381
Real Estate Management & Development 0.2%
a
CBRE Group, Inc. , A ................................. United States 26,036 3,822,345
Semiconductors & Semiconductor Equipment 10.6%
a
Advanced Micro Devices, Inc. .......................... United States 60,157 28,643,756
Analog Devices, Inc. ................................. United States 45,886 16,858,975
a
ARM Holdings plc , ADR .............................. United States 22,971 5,505,919
Broadcom, Inc. ..................................... United States 76,766 29,883,468
Lam Research Corp. ................................. United States 126,790 37,152,006
Marvell Technology, Inc. .............................. United States 128,349 24,073,138
Micron Technology, Inc. ............................... United States 20,253 16,668,827
NVIDIA Corp. ...................................... United States 428,004 85,921,803
a,b
SK Hynix, Inc. , ADR ................................. South Korea 63,808 9,171,124
253,879,016
Software 5.3%
c
Microsoft Corp. ..................................... United States 231,717 107,683,524
Oracle Corp. ....................................... United States 87,266 11,333,236

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Palantir Technologies, Inc. , A ........................... United States 66,400 $ 8,171,184
127,187,944
Specialized REITs 0.4%
American Tower Corp. ................................ United States 58,953 10,220,092
Specialty Retail 0.8%
Home Depot, Inc. (The) ............................... United States 15,466 5,134,093
Lowe's Cos., Inc. .................................... United States 16,327 3,392,914
a
O'Reilly Automotive, Inc. .............................. United States 27,657 2,471,153
TJX Cos., Inc. (The) ................................. United States 42,553 6,695,289
a
Ulta Beauty, Inc. .................................... United States 4,620 2,369,275
20,062,724
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. ........................................ United States 360,180 111,263,204
Textiles, Apparel & Luxury Goods 0.2%
a,b
Amer Sports, Inc. ................................... Finland 42,895 1,523,202
a
On Holding AG , A ................................... Switzerland 60,437 2,190,237
Ralph Lauren Corp. , A ................................ United States 5,354 2,036,340
5,749,779
Tobacco 0.3%
Philip Morris International, Inc. ......................... United States 42,689 8,145,915
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................. United States 5,796 6,255,391
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. ................................... United States 9,064 1,565,443
Total Common Stocks (Cost $ 810,337,247 ) ...................................
1,490,942,286
Principal
Amount
*
Corporate Bonds 12.7%
Aerospace & Defense 0.5%
d
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 1,415,000 1,414,582
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 1,145,000 1,156,261
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 139,000 130,056
Senior Bond , 3.6% , 5/01/34 .......................... United States 2,789,000 2,470,986
Senior Bond , 3.25% , 2/01/35 ......................... United States 192,000 163,660
Senior Bond , 3.5% , 3/01/39 .......................... United States 390,000 312,373
Senior Bond , 6.875% , 3/15/39 ........................ United States 575,000 630,825
Senior Bond , 3.375% , 6/15/46 ........................ United States 278,000 188,631
Senior Bond , 3.9% , 5/01/49 .......................... United States 2,754,000 1,968,243
Senior Bond , 6.858% , 5/01/54 ........................ United States 565,000 605,651
Senior Bond , 3.95% , 8/01/59 ......................... United States 480,000 322,839
Senior Bond , 5.93% , 5/01/60 ......................... United States 225,000 210,215
Senior Note , 6.259% , 5/01/27 ........................ United States 87,000 88,033
d
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 625,000 602,718
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 355,000 338,359
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 240,000 228,355
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 310,000 299,810

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 512,000 $ 531,457
Senior Note , 3% , 1/15/29 ........................... United States 942,000 905,094
12,568,148
Automobiles 0.1%
d
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 106,000 109,969
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 930,000 961,681
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 540,000 544,727
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 315,000 311,220
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 254,000 255,905
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 380,000 381,548
2,565,050
Banks 1.9%
d
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 920,000 818,845
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 3,800,000 3,788,250
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 363,000 364,560
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 245,000 245,191
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .... United States 655,000 648,643
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 245,000 246,269
e
Sub. Bond , FRN , 4.686% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 275,000 275,169
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 1,290,000 1,268,886
Sub. Bond , 6.11% , 1/29/37 .......................... United States 500,000 515,216
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 3,817,000 3,509,793
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,255,000 1,295,211
d
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 655,000 637,635
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 930,000 935,452
d
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 482,000 432,357
d
CaixaBank SA ,
Senior Non-Preferred Bond , 144A, 5.402% to 4/21/36, FRN
thereafter , 4/22/37 ................................. Spain 390,000 378,581
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 765,000 762,725
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 700,000 712,749
Citibank NA , Senior Note , 4.846% to 6/17/31, FRN thereafter ,
6/18/32 ......................................... United States 1,380,000 1,363,927
Citigroup, Inc. ,
f
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 735,000 738,825
f
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 865,000 880,332
f
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 1,537,000 1,552,868
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 10,000 9,906
Sub. Bond , 4.45% , 9/29/27 .......................... United States 3,039,000 3,031,835
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 271,000 278,208

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Sub. Bond , 4.75% , 5/18/46 .......................... United States 1,380,000 $ 1,141,798
d
Commonwealth Bank of Australia ,
Sub. Bond , 144A, 2.688% , 3/11/31 .................... Australia 535,000 479,955
Sub. Bond , 144A, 5.837% , 3/13/34 .................... Australia 1,085,000 1,100,804
d
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
1.98% to 12/14/26, FRN thereafter , 12/15/27 ............. Netherlands 285,000 282,414
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,015,000 1,016,499
JPMorgan Chase & Co. ,
e
W , Junior Sub. Bond , FRN , 4.913% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 595,000 540,990
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 2,088,000 2,079,745
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 491,000 491,866
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 1,249,000 1,253,868
Senior Note , 5.041% to 7/22/31, FRN thereafter , 7/23/32 .... United States 385,000 383,403
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,532,000 1,560,649
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 345,000 341,892
Sub. Bond , 5.803% to 7/22/36, FRN thereafter , 7/23/41 ..... United States 395,000 391,156
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 735,000 520,671
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 235,000 232,344
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 2,557,000 2,451,669
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 575,000 567,780
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 937,000 946,776
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,627,000 1,404,947
Wells Fargo & Co. , Senior Note , 4.844% to 5/19/31, FRN
thereafter , 5/20/32 ................................. United States 895,000 883,042
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 1,095,000 1,167,092
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 600,000 524,289
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 535,000 385,377
44,840,459
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 405,000 400,142
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 301,000 298,832
Senior Bond , 4.75% , 3/15/36 ......................... United States 160,000 153,159
Senior Note , 4.4% , 3/15/33 .......................... United States 470,000 453,076
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 320,000 297,658
Senior Bond , 5.75% , 3/02/63 ......................... United States 677,000 625,399
Senior Note , 5.25% , 3/02/30 ......................... United States 650,000 657,931
2,486,055
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 561,000 537,151

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
Amazon.com, Inc., (continued)
Senior Bond , 6% , 7/09/46 ........................... United States 895,000 $ 870,575
Senior Bond , 5.8% , 3/13/56 .......................... United States 80,000 73,613
Senior Bond , 6.05% , 3/13/76 ......................... United States 505,000 467,319
Senior Note , 4.55% , 3/13/33 ......................... United States 380,000 367,241
Senior Note , 5.1% , 7/09/33 .......................... United States 720,000 713,516
3,029,415
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 400,000 390,728
Capital Markets 0.8%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 325,000 328,245
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 578,000 571,902
Goldman Sachs Group, Inc. (The) ,
f
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 185,000 184,872
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 804,000 795,839
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 330,000 314,426
Senior Bond , 5.425% to 6/02/36, FRN thereafter , 6/03/37 ... United States 345,000 337,167
Senior Bond , 5.655% to 7/20/36, FRN thereafter , 7/21/37 ... United States 280,000 278,830
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 1,015,000 998,996
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 270,000 264,373
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,065,000 1,086,139
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,215,000 1,214,226
d
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 105,000 101,120
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 529,000 548,934
Senior Note , 5.2% , 3/15/30 .......................... United States 764,000 763,310
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 500,000 479,896
Senior Bond , 5.605% to 7/16/36, FRN thereafter , 7/17/37 ... United States 375,000 372,885
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 500,000 483,995
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 1,030,000 1,034,762
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 490,000 492,620
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 490,000 475,751
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 715,000 698,932
Sub. Bond , 4.35% , 9/08/26 .......................... United States 3,409,000 3,409,389
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 226,000 229,254
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 744,000 749,808
d
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,766,000 1,657,680
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 146,000 147,653
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,550,000 1,443,436
19,464,440
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 750,000 750,522
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 1,170,000 1,167,896
1,918,418

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.2%
Republic Services, Inc. ,
Senior Note , 5% , 11/15/29 ........................... United States 794,000 $ 801,003
Senior Note , 4.75% , 7/15/31 ......................... United States 244,000 242,426
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................ United States 1,318,000 1,307,820
Senior Bond , 5% , 3/01/34 ........................... United States 520,000 512,265
Senior Bond , 4.8% , 7/15/36 .......................... United States 585,000 559,223
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 880,000 884,579
4,307,316
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 195,000 174,457
Senior Bond , 5.4% , 4/15/34 .......................... United States 820,000 813,423
Senior Note , 4.85% , 8/15/30 ......................... United States 224,000 222,370
1,210,250
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 1,890,000 1,710,630
Senior Note , 5.1% , 1/19/29 .......................... Ireland 285,000 286,267
Senior Note , 4.125% , 2/28/29 ........................ Ireland 225,000 220,975
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 649,000 716,423
d
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 976,000 992,150
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 1,015,000 997,627
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 1,146,000 1,142,132
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 315,000 307,079
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 383,000 416,608
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 1,120,000 1,125,828
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 430,000 423,322
Senior Note , 4.2% , 10/27/28 ......................... United States 280,000 276,628
Senior Note , 5.8% , 1/07/29 .......................... United States 715,000 729,699
Senior Note , 4.9% , 10/06/29 ......................... United States 404,000 403,696
d
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 528,000 523,300
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 677,000 703,085
10,975,449
Consumer Staples Distribution & Retail 0.2%
d
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 202,000 174,862
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 1,748,000 1,660,508
d
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 995,000 986,551
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 919,000 861,871
3,683,792
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 525,000 516,390
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 1,040,000 1,144,831

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC, (continued)
Senior Bond , 7.95% , 2/15/31 ......................... United States 168,000 $ 186,500
1,847,721
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond , 3.375% , 8/15/30 ........................ United States 165,000 152,411
Senior Note , 4% , 5/15/31 ........................... United States 1,335,000 1,249,007
1,401,418
Diversified REITs 0.1%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 752,000 747,930
Senior Note , 4.75% , 2/15/28 ......................... United States 760,000 758,743
d
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 285,000 283,533
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 945,000 937,756
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 730,000 708,032
3,435,994
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 1,464,000 1,206,334
Senior Bond , 5.125% , 4/30/36 ........................ United States 415,000 395,667
Senior Bond , 4.75% , 5/15/46 ......................... United States 94,000 74,644
Senior Bond , 3.55% , 9/15/55 ......................... United States 56,000 33,624
Senior Bond , 6.2% , 10/30/56 ......................... United States 145,000 134,335
d
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 415,000 398,458
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 185,000 188,933
d
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 1,195,000 1,159,116
d
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 660,000 642,630
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,613,000 1,683,887
d
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 580,000 539,322
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 730,000 718,192
Senior Bond , 5.25% , 4/02/35 ......................... United States 710,000 692,492
7,867,634
Electric Utilities 1.3%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 1,145,000 1,125,151
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 380,000 373,588
Senior Bond , 5.625% , 3/01/33 ........................ United States 296,000 302,344
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 528,000 523,584
d
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 345,000 305,384
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 502,000 508,611
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 547,000 564,133

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 250,000 $ 247,867
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 485,000 463,497
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 466,000 393,395
Duke Energy Corp. ,
Senior Bond , 5.75% , 9/15/33 ......................... United States 1,071,000 1,099,621
Senior Bond , 5.8% , 6/15/54 .......................... United States 767,000 708,195
Senior Note , 4.85% , 1/05/29 ......................... United States 125,000 125,383
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 395,000 380,200
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 139,000 135,853
d
ENEL Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 920,000 1,021,769
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 490,000 477,689
Senior Note , 144A, 4.875% , 7/13/31 ................... Italy 800,000 787,776
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 535,000 514,546
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 237,000 237,611
Senior Note , 5.15% , 3/15/29 ......................... United States 1,655,000 1,669,565
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 225,000 222,037
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 824,000 815,947
Senior Bond , 5.25% , 3/15/34 ......................... United States 713,000 711,700
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 729,000 706,025
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 625,000 584,610
AA , Senior Bond , 6% to 9/30/31, FRN thereafter , 10/01/56 ... United States 440,000 432,792
Senior Note , 5.3% , 3/15/32 .......................... United States 2,005,000 2,016,994
d
NRG Energy, Inc. ,
Senior Secured Bond , 144A, 5.407% , 10/15/35 ........... United States 1,540,000 1,475,610
Senior Secured Note , 144A, 2.7% , 12/02/27 ............. United States 900,000 872,858
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 5.75% ,
3/15/29 ......................................... United States 445,000 455,558
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 480,000 492,080
Senior Bond , 5.2% , 5/01/36 .......................... United States 5,000 4,761
g
Senior Bond , 5.85% , 11/01/36 ........................ United States 355,000 354,569
Senior Bond , 4.95% , 7/01/50 ......................... United States 506,000 408,485
Senior Bond , 6.75% , 1/15/53 ......................... United States 550,000 557,043
Senior Note , 2.1% , 8/01/27 .......................... United States 235,000 229,220
Senior Note , 3.3% , 12/01/27 ......................... United States 1,050,000 1,030,112
Senior Note , 5.55% , 5/15/29 ......................... United States 275,000 279,184
Senior Note , 5.05% , 11/15/31 ........................ United States 525,000 519,625
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 105,000 106,873
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 770,000 754,743
Senior Bond , 4.95% , 3/15/36 ......................... United States 920,000 875,558
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 1,100,000 1,052,203
d
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................... United States 743,000 791,107
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 896,000 906,437
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 315,000 300,434
Senior Note , 144A, 3.7% , 1/30/27 ..................... United States 920,000 914,747
Senior Note , 144A, 4.6% , 10/15/30 .................... United States 430,000 418,702
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 442,000 431,661

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,250,000 $ 1,250,695
31,938,132
Electrical Equipment 0.2%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 600,000 575,348
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 870,000 907,681
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,706,000 1,687,307
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 826,000 778,207
Senior Bond , 5.8% , 3/15/56 .......................... United States 195,000 179,553
4,128,096
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 5.25% , 8/15/36 ......................... United States 605,000 596,744
d
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 1,779,000 1,811,048
2,407,792
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 521,000 507,490
d
SMBC Aviation Capital Finance DAC ,
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 885,000 891,781
Senior Note , 144A, 5.1% , 4/01/30 ..................... Ireland 400,000 399,007
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 480,000 490,220
2,288,498
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
d
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 180,000 175,733
d
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 175,000 166,262
Senior Note , 3% , 2/02/29 ........................... United States 1,090,000 1,042,500
Senior Note , 5.75% , 4/01/33 ......................... United States 212,000 215,147
Senior Note , 6.75% , 3/15/34 ......................... United States 62,000 66,541
Senior Note , 5.95% , 4/20/35 ......................... United States 410,000 414,640
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 122,000 100,874
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 159,000 175,478
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 295,000 315,620
Senior Bond , 4.625% , 10/01/39 ....................... United States 295,000 255,329
Senior Bond , 5% , 6/04/42 ........................... United States 1,025,000 887,010
d
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 1,025,000 979,833
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 945,000 892,431
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 83,000 82,169
Senior Note , 144A, 5% , 3/01/32 ...................... United States 135,000 134,606
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 765,000 754,720
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 345,000 310,702
6,969,595
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 460,000 429,291

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
d
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 595,000 $ 593,119
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 2,165,000 2,162,293
3,184,703
Health Care Equipment & Supplies 0.1%
d
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 1,055,000 1,021,101
d
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 575,000 566,034
d
VSP Optical Group, Inc. ,
Senior Bond , 144A, 5.65% , 6/01/36 .................... United States 85,000 84,374
Senior Note , 144A, 5.4% , 6/01/33 ..................... United States 150,000 148,505
1,820,014
Health Care Providers & Services 0.4%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 830,000 855,074
Senior Bond , 1.875% , 2/28/31 ........................ United States 315,000 274,373
Senior Bond , 4.78% , 3/25/38 ......................... United States 398,000 363,540
HCA, Inc. ,
Senior Bond , 5.6% , 4/01/34 .......................... United States 433,000 435,529
Senior Bond , 6% , 4/01/54 ........................... United States 571,000 536,066
Senior Note , 3.625% , 3/15/32 ........................ United States 247,000 227,355
Senior Note , 4.6% , 11/15/32 ......................... United States 470,000 452,081
d
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 945,000 942,486
Humana, Inc. ,
Junior Sub. Bond , 6.625% to 9/14/31, FRN thereafter , 9/15/56 United States 1,270,000 1,250,240
Senior Note , 5.75% , 3/01/28 ......................... United States 1,025,000 1,039,772
Icon Investments Six DAC ,
Senior Secured Note , 5.809% , 5/08/27 ................. United States 557,000 561,148
Senior Secured Note , 5.849% , 5/08/29 ................. United States 457,000 466,387
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 1,605,000 1,606,568
9,010,619
Hotels, Restaurants & Leisure 0.4%
d
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 6/15/29 .............................. Canada 1,365,000 1,380,009
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 185,000 180,331
Senior Note , 4.65% , 3/16/31 ......................... United States 370,000 364,870
d
Carnival Corp. Ltd. ,
Senior Note , 144A, 4% , 8/01/28 ...................... United States 1,861,000 1,823,802
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,175,000 1,166,477
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,210,000 1,212,829
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 1,465,000 1,453,329
d
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 600,000 591,343
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 635,000 640,482
Senior Note , 5.375% , 12/15/31 ....................... United States 425,000 427,197
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 515,000 491,580
9,732,249

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 232,000 $ 225,304
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 501,000 498,393
Senior Bond , 3.8% , 11/01/29 ......................... United States 605,000 584,177
1,307,874
Independent Power and Renewable Electricity Producers 0.2%
d
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,160,000 1,208,578
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 301,000 314,112
Senior Bond , 6.5% , 10/01/53 ......................... United States 1,060,000 1,087,858
Senior Bond , 5.75% , 3/15/54 ......................... United States 439,000 411,557
Senior Note , 5.6% , 3/01/28 .......................... United States 1,460,000 1,480,146
Senior Note , 4.4% , 1/15/31 .......................... United States 355,000 345,784
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 440,000 418,571
A , Senior Note , 4.25% , 10/01/30 ...................... United States 245,000 238,803
5,505,409
Insurance 0.5%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 490,000 490,246
d
Athene Global Funding ,
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 763,000 752,023
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 570,000 555,227
Senior Secured Note , 144A, 5.526% , 7/11/31 ............ United States 968,000 965,740
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 411,000 409,944
Senior Bond , 6.25% , 4/01/54 ......................... United States 309,000 276,238
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 724,000 615,054
Senior Bond , 2.85% , 10/15/50 ........................ United States 5,000 3,016
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 883,000 875,232
Senior Note , 5.25% , 6/23/32 ......................... United States 318,000 314,327
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 591,000 576,880
d
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 150,000 141,870
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 120,000 119,584
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 740,000 754,986
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 785,000 785,804
d
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 1,305,000 795,589
d
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 2,264,000 2,467,699
d
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 234,000 253,118
11,152,577
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 275,000 263,777

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., (continued)
Senior Bond , 6.3% , 5/15/56 .......................... United States 390,000 $ 358,253
622,030
IT Services 0.0%
†
d
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 312,000 302,716
d
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 610,000 632,677
935,393
Leisure Products 0.0%
†
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 650,000 564,069
Senior Note , 5.85% , 3/18/29 ......................... United States 565,000 576,008
1,140,077
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 536,000 536,180
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 430,000 415,893
952,073
Machinery 0.0%
†
Oshkosh Corp. , Senior Bond , 3.1% , 3/01/30 ...............
United States 146,000 137,392
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 475,000 443,802
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 59,000 34,909
Senior Secured Note , 2.25% , 1/15/29 .................. United States 274,000 253,644
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 1,668,000 1,661,705
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 2,203,000 2,410,138
4,804,198
Metals & Mining 0.2%
d
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 660,000 646,148
d
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 1,790,000 1,620,551
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 1,061,000 1,067,986
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 665,000 655,700
3,990,385
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 228,000 186,840
Dominion Energy, Inc. ,
Junior Sub. Bond , 6.2% to 2/14/36, FRN thereafter , 2/15/56 .. United States 560,000 551,559
Senior Bond , 5.35% , 6/15/36 ......................... United States 960,000 934,248
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 491,000 504,230
Senior Note , 4.95% , 7/01/27 ......................... United States 745,000 748,003
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 1,160,000 1,174,348
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 510,000 466,990

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 525,000 $ 510,384
5,076,602
Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd. , Senior Bond , 7.2% , 1/15/32 .
Canada 945,000 1,034,397
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 468,000 423,558
d
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 135,000 130,638
d
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 497,000 513,613
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 394,000 400,529
Senior Bond , 5.65% , 10/15/54 ........................ United States 151,000 138,165
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 416,000 415,804
Energy Transfer LP ,
Junior Sub. Bond , 6.7% to 1/14/37, FRN thereafter , 1/15/57 .. United States 755,000 744,200
f
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,076,000 2,084,404
Senior Bond , 6.5% , 2/01/42 .......................... United States 123,000 126,268
Senior Note , 5.25% , 7/01/29 ......................... United States 410,000 414,850
d
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 980,000 946,125
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 1,022,000 1,118,695
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 845,000 827,489
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 925,000 922,424
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 410,000 397,111
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 444,000 439,228
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 525,000 508,526
d
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 935,000 952,973
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 635,000 704,134
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 460,000 467,589
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 488,000 485,321
Senior Note , 4.9% , 8/01/30 .......................... United States 507,000 500,716
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 697,000 698,140
15,394,897
Paper & Forest Products 0.1%
d
Georgia-Pacific LLC ,
Senior Note , 144A, 2.1% , 4/30/27 ..................... United States 1,525,000 1,500,099
Senior Note , 144A, 4.9% , 5/15/33 ..................... United States 1,150,000 1,130,242
2,630,341
Passenger Airlines 0.0%
†
d
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,190,000 1,173,011
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 740,000 735,082
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 200,000 198,991

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products (continued)
Kenvue, Inc., (continued)
Senior Note , 4.9% , 3/22/33 .......................... United States 1,490,000 $ 1,472,831
2,406,904
Pharmaceuticals 0.4%
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 405,000 389,045
Senior Bond , 5.2% , 5/22/36 .......................... United States 565,000 561,113
Senior Note , 4.45% , 12/04/32 ........................ United States 250,000 243,335
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 545,000 529,795
Senior Bond , 5.7% , 3/18/56 .......................... United States 295,000 285,290
Senior Note , 4.1% , 11/05/30 ......................... United States 1,795,000 1,748,287
Senior Note , 4.6% , 3/18/33 .......................... United States 445,000 434,454
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 1,355,000 1,323,100
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 743,000 738,979
Senior Bond , 5.2% , 9/25/35 .......................... United States 555,000 540,591
Senior Note , 2.2% , 9/02/30 .......................... United States 666,000 598,249
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 875,000 645,445
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 552,433
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 304,000 316,150
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 557,000 501,139
9,407,405
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 811,000 804,153
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 1,003,000 964,483
Senior Bond , 4.95% , 1/15/36 ......................... United States 390,000 366,260
d
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 5.5% , 1/25/31 .............. United States 285,000 287,647
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 1,345,000 1,389,787
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 845,000 861,266
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 1,480,000 1,393,270
Senior Bond , 5.3% , 5/15/36 .......................... United States 401,000 387,376
Senior Bond , 6.125% , 5/15/56 ........................ United States 247,000 231,964
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 215,000 207,359
Senior Note , 5.75% , 2/15/29 ......................... United States 808,000 824,611
Senior Note , 4.75% , 7/15/30 ......................... United States 10,000 9,875
Senior Note , 5.95% , 9/15/33 ......................... United States 723,000 739,550
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................... United States 750,000 692,618
Senior Bond , 5.625% , 6/15/56 ........................ United States 332,000 300,628
Senior Note , 4.75% , 6/15/33 ......................... United States 740,000 717,737
Senior Note , 4.95% , 6/15/36 ......................... United States 740,000 708,352
10,886,936

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.3%
Oracle Corp. ,
Senior Bond , 3.9% , 5/15/35 .......................... United States 460,000 $ 376,198
Senior Bond , 5.7% , 2/04/36 .......................... United States 435,000 403,013
Senior Bond , 3.65% , 3/25/41 ......................... United States 784,000 532,230
Senior Bond , 6.55% , 2/04/46 ......................... United States 300,000 265,706
Senior Bond , 6.7% , 2/04/56 .......................... United States 295,000 260,392
Senior Note , 4.45% , 9/26/30 ......................... United States 510,000 481,537
Senior Note , 4.95% , 2/04/31 ......................... United States 800,000 764,356
Senior Note , 4.8% , 9/26/32 .......................... United States 680,000 626,094
Senior Note , 5.35% , 5/04/33 ......................... United States 320,000 300,876
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 1,362,000 1,186,081
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 1,742,000 1,691,036
6,887,519
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................ United States 1,710,000 1,700,431
Senior Bond , 2.9% , 1/15/30 .......................... United States 921,000 861,120
Senior Bond , 2.7% , 4/15/31 .......................... United States 1,939,000 1,747,448
Senior Note , 2.75% , 1/15/27 ......................... United States 686,000 680,955
Senior Note , 4.7% , 12/15/32 ......................... United States 315,000 305,481
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 549,000 543,561
Senior Bond , 4.75% , 5/15/47 ......................... United States 165,000 133,821
Senior Note , 4.9% , 9/01/29 .......................... United States 785,000 783,023
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 255,000 254,559
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 1,483,000 1,402,106
8,412,505
Specialty Retail 0.0%
†
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 780,000 706,068
Senior Bond , 4.1% , 1/15/52 .......................... United States 710,000 490,901
1,196,969
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.25% , 2/15/37 ......................... United States 730,000 701,089
Senior Note , 4.75% , 7/15/31 ......................... United States 195,000 191,786
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 517,000 511,515
Senior Note , 4.85% , 10/15/31 ........................ United States 601,000 592,316
1,996,706
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 211,000 189,549
Senior Note , 5.1% , 3/11/30 .......................... United States 478,000 478,707
668,256
Tobacco 0.3%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 575,000 514,147
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 2,125,000 2,049,355

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
d
Imperial Brands Finance plc ,
Senior Bond , 144A, 5.875% , 7/01/34 ................... United Kingdom 1,000,000 $ 1,015,559
Senior Bond , 144A, 5.5% , 7/07/36 ..................... United Kingdom 1,000,000 972,815
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 1,517,000 1,528,971
Senior Note , 4.375% , 4/30/30 ........................ United States 580,000 570,018
Senior Note , 4.75% , 11/01/31 ........................ United States 535,000 531,205
7,182,070
Trading Companies & Distributors 0.1%
d
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 1,055,000 1,063,030
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 935,000 930,340
1,993,370
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 565,000 544,742
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. ,
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 600,000 605,825
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 597,000 600,899
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 187,000 182,922
Senior Bond , 4.95% , 11/15/35 ........................ United States 110,000 104,293
Senior Bond , 5% , 2/15/36 ........................... United States 790,000 749,073
Senior Note , 3.75% , 4/15/27 ......................... United States 1,762,000 1,753,472
Senior Note , 3.875% , 4/15/30 ........................ United States 44,000 42,270
Senior Note , 6.7% , 12/15/33 ......................... United States 395,000 423,893
4,462,647
Total Corporate Bonds (Cost $ 311,020,252 ) ...................................
304,740,415
Foreign Government and Agency Securities 0.1%
d ,f
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,300,000 1,505,977
Total Foreign Government and Agency Securities (Cost $ 1,515,916 ) .............
1,505,977
U.S. Government and Agency Securities 15.3%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 1,070,000 1,033,637
4.25%, 11/15/40 .................................. United States 5,340,000 4,909,671
3.25%, 5/15/42 ................................... United States 17,560,000 13,914,928
h
2.75%, 8/15/42 ................................... United States 19,190,000 14,089,658
3.375%, 11/15/48 ................................. United States 19,030,000 14,197,421
3%, 2/15/49 ..................................... United States 16,880,000 11,726,984
1.875%, 2/15/51 .................................. United States 27,550,000 14,510,025
2.875%, 5/15/52 .................................. United States 2,740,000 1,800,747
3%, 8/15/52 ..................................... United States 5,400,000 3,637,406
3.625%, 2/15/53 .................................. United States 9,280,000 7,060,594
5%, 5/15/56 ..................................... United States 24,240,000 23,317,744
U.S. Treasury Notes ,
4.375%, 8/15/26 .................................. United States 440,000 440,015
3.875%, 5/31/27 .................................. United States 22,900,000 22,856,898
2.375%, 3/31/29 .................................. United States 33,100,000 31,493,486

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.25%, 6/30/29 ................................... United States 13,570,000 $ 13,172,176
4.25%, 6/30/29 ................................... United States 30,150,000 30,078,747
i
0.625%, 8/15/30 .................................. United States 129,000 111,195
4.125%, 5/31/31 .................................. United States 45,840,000 45,249,094
4.125%, 6/30/31 .................................. United States 90,530,000 89,341,794
1.375%, 11/15/31 ................................. United States 9,280,000 7,942,737
3.875%, 8/15/33 .................................. United States 5,600,000 5,368,125
4%, 2/15/34 ..................................... United States 10,370,000 9,976,467
Total U.S. Government and Agency Securities (Cost $ 383,231,499 ) ..............
366,229,549
Asset-Backed Securities 0.2%
Consumer Finance 0.1%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 1,218,000 1,209,680
Toyota Auto Receivables Owner Trust , 2026-B , A3 , 4.13% ,
12/16/30 . ........................................ United States 1,092,000 1,084,834
World Omni Auto Receivables Trust , 2026-B , A3 , 4.37% , 6/16/31 .
United States 355,000 353,845
2,648,359
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
d
CVS Pass-Through Trust ,
144A, 7.507% , 1/10/32 .............................. United States 306,093 318,348
2013 , 144A, 4.704% , 1/10/36 ......................... United States 391,102 365,332
683,680
a a a a a a
Financial Services 0.1%
CarMax Auto Owner Trust ,
2026-2 , A2A , 4.11% , 8/15/29 ......................... United States 702,000 700,845
2026-2 , A3 , 4.22% , 6/16/31 .......................... United States 480,000 476,286
1,177,131
a a a a a a
Total Asset-Backed Securities (Cost $ 4,543,538 ) ..............................
4,509,170
Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
BANK Trust , 2021-BN34 , A2 , 1.935% , 6/15/63 ..............
United States 2,174,605 2,048,127
Benchmark Mortgage Trust , 2019-B12 , A2 , 3.001% , 8/15/52 ...
United States 1,290,940 1,267,477
j
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 78,215 76,941
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 1,066,000 970,774
d ,k
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 2,032,334 20
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 1,112,000 1,097,168
5,460,507
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 6,166,128 ) ...............
5,460,507
Mortgage-Backed Securities 8.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 2%, 3/01/51 - 1/01/52 ............... United States 2,096,256 1,648,212
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................... United States 4,824,332 4,012,887
FHLMC Pool, 30 Year , 3%, 3/01/43 ...................... United States 148,818 133,760

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 3.5%, 12/01/42 - 8/01/52 ............ United States 2,249,530 $ 2,016,508
FHLMC Pool, 30 Year , 4%, 7/01/42 - 7/01/49 ............... United States 1,572,263 1,475,787
FHLMC Pool, 30 Year , 4.5%, 8/01/52 - 2/01/53 ............. United States 1,055,945 1,000,859
FHLMC Pool, 30 Year , 5.5%, 9/01/52 - 11/01/53 ............ United States 1,358,781 1,357,397
FHLMC Pool, 30 Year , 6%, 3/01/35 - 9/01/53 ............... United States 272,648 278,380
11,923,790
Federal National Mortgage Association (FNMA) Fixed Rate 5.2%
FNMA , 3.5%, 5/01/56 ................................ United States 651,881 576,733
FNMA, 15 Year , 2%, 10/01/27 - 8/01/28 ................... United States 535,305 524,503
FNMA, 15 Year , 2.5%, 2/01/36 ......................... United States 1,099,135 1,024,977
FNMA, 15 Year , 3%, 12/01/30 .......................... United States 161,245 158,666
FNMA, 30 Year , 2%, 9/01/50 - 4/01/52 .................... United States 14,200,529 11,213,420
FNMA, 30 Year , 2.5%, 9/01/50 - 4/01/52 .................. United States 21,260,865 17,567,137
FNMA, 30 Year , 3%, 2/01/43 - 4/01/52 .................... United States 15,003,378 13,093,437
FNMA, 30 Year , 3.5%, 5/01/43 - 6/01/52 .................. United States 4,730,392 4,260,108
FNMA, 30 Year , 4%, 9/01/45 - 5/01/53 .................... United States 1,992,603 1,844,382
FNMA, 30 Year , 4.5%, 5/01/48 - 5/01/53 .................. United States 4,072,786 3,877,094
FNMA, 30 Year , 5%, 8/01/33 - 10/01/52 ................... United States 856,866 837,103
FNMA, 30 Year , 5.5%, 7/01/33 - 11/01/53 ................. United States 2,752,334 2,756,241
FNMA, 30 Year , 6%, 10/01/53 .......................... United States 3,508,524 3,596,687
l
Uniform Mortgage-Backed Securities , 1.5% , TBA, 8/25/41 ..... United States 3,900,000 3,442,744
l
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/41 ...... United States 5,100,000 4,609,628
l
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/56 ...... United States 23,450,000 18,272,680
l
Uniform Mortgage-Backed Securities , 2.5%, TBA, 8/25/41 -
8/25/56 ......................................... United States 3,080,000 2,582,659
l
Uniform Mortgage-Backed Securities , 3.5% , TBA, 8/25/56 ..... United States 2,500,000 2,218,066
l
Uniform Mortgage-Backed Securities , 4% , TBA, 8/25/56 ...... United States 5,610,000 5,122,106
l
Uniform Mortgage-Backed Securities , 4.5%, TBA, 8/25/41 -
8/25/56 ......................................... United States 2,300,000 2,171,405
l
Uniform Mortgage-Backed Securities , 5%, TBA, 8/25/41 - 8/25/56 United States 10,500,000 10,179,647
l
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..... United States 15,700,000 15,539,255
125,468,678
Government National Mortgage Association (GNMA) Fixed Rate 2.6%
GNMA I, 30 Year , 4%, 4/15/43 .......................... United States 1,281,588 1,192,586
GNMA I, Single-family, 30 Year , 3.5%, 11/15/47 ............. United States 40,235 36,003
GNMA II, 30 Year , 3.5%, 5/20/52 ........................ United States 3,379,098 2,966,222
l
GNMA II, Single-family, 30 Year , 2%, 8/15/56 ............... United States 8,500,000 6,807,969
GNMA II, Single-family, 30 Year , 2.5%, 9/20/52 - 2/20/53 ...... United States 8,804,889 7,379,375
GNMA II, Single-family, 30 Year , 3%, 7/20/46 - 11/20/46 ....... United States 16,123,380 14,193,544
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 1/20/48 ..... United States 828,413 734,893
l
GNMA II, Single-family, 30 Year , 4%, 8/15/56 ............... United States 2,490,000 2,253,020
GNMA II, Single-family, 30 Year , 4.5%, 3/20/49 - 10/20/49 ..... United States 274,128 257,036
l
GNMA II, Single-family, 30 Year , 4.5%, 8/15/56 ............. United States 4,000,000 3,749,836
GNMA II, Single-family, 30 Year , 5%, 2/20/49 - 10/20/49 ...... United States 845,890 838,530
l
GNMA II, Single-family, 30 Year , 5%, 8/15/56 ............... United States 4,000,000 3,870,826
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 3,733,055 3,745,853
l
GNMA II, Single-family, 30 Year , 5.5%, 8/15/56 ............. United States 4,500,000 4,470,934
l
GNMA II, Single-family, 30 Year , 6%, 8/15/56 ............... United States 9,200,000 9,351,482
61,848,109
Total Mortgage-Backed Securities (Cost $ 208,210,176 ) .........................
199,240,577

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 0.0%
Financial Services 0.0%
†
j ,m
FNMA , 2001-79 , BI , IO, FRN , 0.251% , 3/25/45 ............. United States 104,249 $ 762
Total Residential Mortgage-Backed Securities (Cost $ – ) .......................
762
Municipal Bonds 0.4%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 900,000 828,543
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 415,000 348,338
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 250,000 209,271
County of Fresno , Revenue , 2004 A , NATL Insured , 5.07%,
8/15/32 ......................................... United States 530,000 393,037
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 775,000 719,274
State of California ,
GO , 4.35% , 11/01/32 ............................... United States 1,125,000 1,096,984
GO , 7.5% , 4/01/34 ................................. United States 215,000 240,831
3,836,278
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 795,000 815,258
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 195,000 189,098
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 750,000 744,615
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 165,000 176,921
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 605,000 583,645
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 490,000 403,942
Pennsylvania 0.1%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 575,000 553,130
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 910,000 880,002
1,433,132
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 350,000 371,844
Total Municipal Bonds (Cost $ 8,823,399 ) .....................................
8,554,733
Total Long Term Investments (Cost $ 1,733,848,155 ) ...........................
2,381,183,976
a

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Calls - Over-the-Counter
Equity Options 0.1%
Keurig Dr. Pepper, Inc. , Counterparty CITI , January Strike Price
$ 33.00 , Expires 1/15/27 ............................. 46,332 1,441,852 $ 68,250
Microsoft Corp. , Counterparty MSCO , March Strike Price $ 500.00 ,
Expires 3/19/27 ................................... 32,177 14,953,295 1,199,387
1,267,637
Total Options Purchased (Cost $ 618,568 ) ....................................
1,267,637
Short Term Investments 5.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.6%
n,o
Putnam Short Term Investment Fund , Class P , 3.819% ....... United States 109,701,043 109,701,043
Total Management Investment Companies (Cost $ 109,701,043 ) .................
109,701,043
p
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
n,o
Putnam Cash Collateral Pool, LLC , 3.866% ................ United States 16,999,750 16,999,750
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 16,999,750 ) .........................................................
16,999,750
Total Short Term Investments (Cost $ 126,700,793 ) .............................
126,700,793
a
Total Investments (Cost $ 1,861,167,516 ) 104.8% ..............................
$2,509,152,406
TBA Sale Commitments (0.4) % ..............................................
(9,638,327)
Options Written (0.0) %
†
....................................................
(713,488)
Other Assets, less Liabilities (4.4) % .........................................
(103,274,057)
Net Assets 100.0% .........................................................
$2,395,526,534
a a a
Principal
Amount
*
q
TBA Sale Commitments (0.4)%
Mortgage-Backed Securities (0.4)%
Government National Mortgage Association (GNMA) Fixed Rate (0.4)%
GNMA II, Single-family, 30 Year ,
2.5% , 8/15/56 .................................... United States (1,500,000) (1,252,249)
3% , 8/15/56 ...................................... United States (9,670,000) (8,386,078)
Total TBA Sale Commitments (Proceeds $ (9,908,355) ) .........................
$(9,638,327)

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At July 31, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
r
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Microsoft Corp. , Counterparty MSCO , March Strike Price $ 550.00 ,
Expires 3/19/27 ................................... 32,177 14,953,295 $ (713,488)
Total Options Written (Premiums received $ 339,467 ) ..........................
$ (713,488)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2026. See Note 1 ( f ).
c
A portion or all of the security is held in connection with written option contracts open at year end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $85,052,396, representing 3.6% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Perpetual security with no stated maturity date.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
h
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At July 31, 2026, the aggregate value of these securities pledged amounted to $1,225,265, representing 0.1% of net assets.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
See Note 3 ( g ) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1 ( f ) regarding securities on loan.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).
r
See Note 1 ( e ) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 20,248,900 2,593,235 8/12/26 $ — $ (10,539)
Hong Kong Dollar ... GSCO Sell 2,654,900 340,075 8/12/26 1,450 —
Hong Kong Dollar ... HSBK Sell 17,981,000 2,302,983 8/12/26 9,552 —
South Korean Won .. MSCO Sell 15,893,234,700 10,635,906 8/12/26 — (373,385)
British Pound ...... BOFA Buy 2,027,300 2,710,398 9/16/26 21,834 —
British Pound ...... BZWS Buy 370,700 491,352 9/16/26 8,248 —
British Pound ...... BZWS Sell 1,083,100 1,455,367 9/16/26 — (4,349)
British Pound ...... GSCO Sell 2,840,500 3,813,598 9/16/26 — (14,600)
British Pound ...... HSBK Buy 569,600 764,655 9/16/26 3,006 —
British Pound ...... JPHQ Sell 1,200,100 1,611,129 9/16/26 — (6,270)

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... MSCO Sell 7,942,900 10,558,934 9/16/26 $ — $ (145,872)
British Pound ...... SSBT Sell 1,736,600 2,329,185 9/16/26 — (11,265)
British Pound ...... TDOM Sell 2,038,500 2,734,903 9/16/26 — (12,424)
British Pound ...... UBSW Buy 176,400 236,699 9/16/26 1,039 —
British Pound ...... WPAC Sell 1,717,200 2,303,730 9/16/26 — (10,574)
Danish Krone ...... HSBK Sell 11,825,300 1,843,812 9/16/26 15,300 —
Euro ............. BOFA Sell 371,000 432,259 9/16/26 3,689 —
Euro ............. BZWS Buy 158,800 184,996 9/16/26 — (1,554)
Euro ............. CITI Sell 57,300 66,730 9/16/26 539 —
Euro ............. GSCO Sell 1,628,100 1,895,434 9/16/26 14,690 —
Euro ............. HSBK Buy 144,500 168,235 9/16/26 — (1,312)
Euro ............. MSCO Sell 1,104,400 1,283,142 9/16/26 8,682 (1,319)
Euro ............. SSBT Sell 245,600 285,766 9/16/26 2,054 —
Euro ............. TDOM Buy 204,000 237,385 9/16/26 — (1,728)
Euro ............. UBSW Sell 1,471,600 1,712,725 9/16/26 12,766 —
Swedish Krona ..... MSCO Sell 49,836,400 5,331,654 9/16/26 85,653 —
Swiss Franc ....... BOFA Sell 2,202,000 2,804,024 9/16/26 67,094 —
Canadian Dollar .... BOFA Buy 1,921,700 1,362,579 10/14/26 12,691 —
Canadian Dollar .... BOFA Sell 629,400 447,053 10/14/26 — (3,379)
Canadian Dollar .... BZWS Sell 2,280,700 1,617,006 10/14/26 — (15,184)
Canadian Dollar .... CITI Sell 5,670,400 4,019,118 10/14/26 — (38,921)
Canadian Dollar .... GSCO Sell 2,858,100 2,026,431 10/14/26 — (18,978)
Canadian Dollar .... HSBK Buy 1,297,100 920,435 10/14/26 7,839 —
Canadian Dollar .... JPHQ Sell 1,201,600 852,121 10/14/26 — (7,808)
Canadian Dollar .... MSCO Buy 3,692,000 2,616,860 10/14/26 25,331 —
Canadian Dollar .... SSBT Buy 1,881,200 1,333,435 10/14/26 12,852 —
Canadian Dollar .... TDOM Buy 2,947,800 2,089,023 10/14/26 20,579 —
Canadian Dollar .... UBSW Sell 9,913,600 7,026,382 10/14/26 — (68,316)
Canadian Dollar .... WPAC Buy 1,355,100 960,638 10/14/26 9,144 —
Total Forward Exchange Contracts ................................................... $344,032 $(747,777)
Net unrealized appreciation (depreciation) ............................................ $(403,745)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 52 .

George Putnam Balanced Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

George Putnam
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,734,466,723
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 126,700,793
Value - Unaffiliated issuers (Includes securities loaned of $ 16,389,968 ) ................................. $2,382,451,613
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 126,700,793
Cash .................................................................................... 52,090
Receivables:
Investment securities sold ................................................................... 8,570,788
Receivable for sales of TBA securities (Note 1 d ) .................................................. 9,908,355
Capital shares sold ........................................................................ 1,164,194
Dividends and interest ..................................................................... 8,171,432
Unrealized appreciation on OTC forward exchange contracts .......................................... 344,032
Prepaid expenses .......................................................................... 301,460
Total assets .......................................................................... 2,537,664,757
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,233,957
Payable for purchases of TBA securities (Note 1 d ) ................................................ 96,593,282
Capital shares redeemed ................................................................... 1,500,977
Management fees ......................................................................... 1,002,462
Administrative fees ........................................................................ 7,118
Distribution fees .......................................................................... 498,616
Transfer agent fees ........................................................................ 527,138
Trustees' fees and expenses ................................................................. 321,482
Deposits from brokers for:
OTC derivative contracts .................................................................. 40,000
Options written, at value (premiums received $ 339,467 ) .............................................. 713,488
Unrealized depreciation on OTC forward exchange contracts .......................................... 747,777
TBA sale commitments, at value (proceeds $9,908,355) (Note 1d) ...................................... 9,638,327
Payable upon return of securities loaned (Note 1 f ) .................................................. 16,999,750
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 111,195
Accrued expenses and other liabilities ........................................................... 202,654
Total liabilities ......................................................................... 142,138,223
Net assets, at value ................................................................. $2,395,526,534
Net assets consist of:
Paid-in capital ............................................................................. $1,613,402,464
Total distributable earnings (losses) ............................................................. 782,124,070
Net assets, at value ................................................................. $2,395,526,534

George Putnam Balanced Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

George Putnam
Balanced Fund
Class A:
Net assets, at value ....................................................................... $1,607,322,318
Shares outstanding ........................................................................ 55,924,597
Net asset value per share
a ,b
.................................................................. $28.74
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $30.49
Class C:
Net assets, at value ....................................................................... $137,538,042
Shares outstanding ........................................................................ 4,860,177
Net asset value and maximum offering price per share
a ,b
............................................ $28.30
Class M:
Net assets, at value ....................................................................... $58,501,747
Shares outstanding ........................................................................ 2,080,854
Net asset value and maximum offering price per share
b
............................................. $28.11
Maximum offering price per share (net asset value per share ÷ 96 .50% )
b
................................ $29.13
Class R:
Net assets, at value ....................................................................... $3,104,658
Shares outstanding ........................................................................ 108,696
Net asset value and maximum offering price per share
b
............................................. $28.56
Class R5:
Net assets, at value ....................................................................... $14,410
Shares outstanding ........................................................................ 492
Net asset value and maximum offering price per share
b
............................................. $29.27
Class R6:
Net assets, at value ....................................................................... $113,474,079
Shares outstanding ........................................................................ 3,922,324
Net asset value and maximum offering price per share
b
............................................. $28.93
Class Y:
Net assets, at value ....................................................................... $475,571,280
Shares outstanding ........................................................................ 16,445,312
Net asset value and maximum offering price per share
b
............................................. $28.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

George Putnam Balanced Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

George Putnam
Balanced Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $15,785,171
Non-controlled affiliates (Note 3 g ) ............................................................. 3,782,921
Interest:
Unaffiliated issuers ........................................................................ 35,315,478
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (312,768)
Non-controlled affiliates (Note 3 g ) ............................................................. 331,078
Total investment income ................................................................... 54,901,880
Expenses:
Management fees (Note 3 a ) ................................................................... 11,248,225
Administrative fees (Note 3 b ) .................................................................. 37,860
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,896,167
    Class C ................................................................................ 1,342,218
    Class M ................................................................................ 451,959
    Class R ................................................................................ 11,262
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,566,363
    Class C ................................................................................ 134,885
    Class M ................................................................................ 60,522
    Class R ................................................................................ 2,262
    Class R5 ............................................................................... 19
    Class R6 ............................................................................... 50,791
    Class Y ................................................................................ 454,365
Custodian fees ............................................................................ 12,499
Reports to shareholders fees .................................................................. 101,915
Registration and filing fees .................................................................... 137,475
Professional fees ........................................................................... 298,917
Trustees' fees and expenses (Note 3 f ) ........................................................... 85,327
Other .................................................................................... 86,955
Total expenses ......................................................................... 19,979,986
Expense reductions (Note 4) ............................................................... (239,755)
Net expenses ......................................................................... 19,740,231
Net investment income ................................................................ 35,161,649

George Putnam Balanced Fund
Financial Statements
Statement of Operations
(continued)
for the year ended July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

George Putnam
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 208,924,156
Written options ........................................................................... (6,141,735)
Foreign currency transactions ................................................................ (5,966)
Forward exchange contracts ................................................................. 663,238
Futures contracts ......................................................................... 841,056
TBA sale commitments ..................................................................... (75,623)
Net realized gain (loss) .................................................................. 204,205,126
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 77,235,574
Translation of other assets and liabilities denominated in foreign currencies .............................. (430)
Written options ........................................................................... 6,494,024
Forward exchange contracts ................................................................. (1,121,595)
TBA sale commitments ..................................................................... 275,980
Net change in unrealized appreciation (depreciation) ............................................ 82,883,553
Net realized and unrealized gain (loss) ............................................................ 287,088,679
Net increase (decrease) in net assets resulting from operations .......................................... $322,250,328

George Putnam Balanced Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $35,161,649 $32,888,489
Net realized gain (loss) ................................................. 204,205,126 117,931,653
Net change in unrealized appreciation (depreciation) ........................... 82,883,553 66,213,457
Net increase (decrease) in net assets resulting from operations ................ 322,250,328 217,033,599
Distributions to shareholders:
Class A ............................................................. (120,341,003) (66,238,439)
Class B ............................................................. — (1,043)
Class C ............................................................. (9,651,529) (4,704,924)
Class M ............................................................ (4,641,002) (2,539,549)
Class R ............................................................. (179,624) (68,202)
Class R5 ............................................................ (1,121) (625)
Class R6 ............................................................ (8,088,684) (4,592,320)
Class Y ............................................................. (35,334,889) (18,688,350)
Total distributions to shareholders .......................................... (178,237,852) (96,833,452)
Capital share transactions: (Note 2 )
Class A ............................................................. 26,265,519 (2,327,927)
Class B ............................................................. — (1,423,174)
Class C ............................................................. 677,748 3,287,744
Class M ............................................................ (4,584,664) (3,375,452)
Class R ............................................................. 1,706,590 (102,323)
Class R6 ............................................................ 12,709,436 (3,352,060)
Class Y ............................................................. 3,918,695 68,824,047
Total capital share transactions ............................................ 40,693,324 61,530,855
Net increase (decrease) in net assets ................................... 184,705,800 181,731,002
Net assets:
Beginning of year ....................................................... 2,210,820,734 2,029,089,732
End of year ........................................................... $2,395,526,534 $2,210,820,734

George Putnam Balanced Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
George Putnam Balanced Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers seven classes of shares: Class A, Class C,
Class M, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
1. Organization and Significant Accounting Policies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
under the ISDA agreement. At July 31, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$110,835.
Collateral requirements differ by type of derivative. For OTC derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund for OTC derivatives,
if any, is held in segregated accounts with the Fund's
custodian/counterparty broker and can be in the form of
cash and/or securities. Unrestricted cash may be invested
according to the Fund's investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-
performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8  regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the  Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund . Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the  Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares: (924379) –
Shares sold
a
................................... 3,693,458 $103,120,935 4,003,500 $103,363,673
Shares issued in reinvestment of distributions .......... 4,267,284 116,002,819 2,431,783 63,534,808
Shares redeemed ............................... (6,906,056) (192,858,235) (6,565,590) (169,226,408)
Net increase (decrease) .......................... 1,054,686 $26,265,519 (130,307) $(2,327,927)
Class B Shares:
*
56750 –
Shares issued in reinvestment of distributions .......... — $— 41 $1,043
Shares redeemed ............................... — — (56,791) (1,424,217)
Net increase (decrease) .......................... — $— (56,750) $(1,423,174)
Class C Shares: (151606) –
Shares sold ................................... 798,219 $21,913,908 1,017,116 $26,025,918
Shares issued in reinvestment of distributions .......... 360,174 9,628,437 182,250 4,698,621
Shares redeemed
a
.............................. (1,127,366) (30,864,597) (1,078,787) (27,436,795)
Net increase (decrease) .......................... 31,027 $677,748 120,579 $3,287,744
Class M Shares: 305821 –
Shares sold ................................... 155,549 $4,257,752 259,627 $6,603,258
Shares issued in reinvestment of distributions .......... 174,738 4,641,002 99,149 2,539,549
Shares redeemed ............................... (499,928) (13,483,418) (494,956) (12,518,259)
Net increase (decrease) .......................... (169,641) $(4,584,664) (136,180) $(3,375,452)
Class R Shares: (56797) –
Shares sold ................................... 59,939 $1,678,078 19,483 $505,331
Shares issued in reinvestment of distributions .......... 6,646 179,601 2,613 67,929
Shares redeemed ............................... (5,490) (151,089) (26,393) (675,583)
Net increase (decrease) .......................... 61,095 $1,706,590 (4,297) $(102,323)
Class R6 Shares: (328414) –
Shares sold ................................... 834,586 $23,497,388 818,467 $21,253,251
Shares issued in reinvestment of distributions .......... 292,831 8,020,292 174,790 4,592,182
Shares redeemed ............................... (668,088) (18,808,244) (1,124,172) (29,197,493)
Net increase (decrease) .......................... 459,329 $12,709,436 (130,915) $(3,352,060)
Class Y Shares: (2827720) –
Shares sold ................................... 3,561,892 $100,118,584 5,359,371 $138,178,286
Shares issued in reinvestment of distributions .......... 1,287,213 35,237,204 709,074 18,631,423
Shares redeemed ............................... (4,671,388) (131,437,093) (3,418,443) (87,985,662)
Net increase (decrease) .......................... 177,717 $3,918,695 2,650,002 $68,824,047
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2026, the gross effective investment management fee rate was 0.487% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 35% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of  Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.75%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $185,576
CDSC retained .............................................................................. $19,768
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through November 30, 2027, to waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund's average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $86,907,631 $1,022,236,797 $(999,443,385) $— $— $109,701,043 109,701,043 $3,782,921
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.866% ............. $1,690,925 $190,608,078 $(175,299,253) $— $— $16,999,750 16,999,750 $331,078
Total Affiliated Securities ... $88,598,556 $1,212,844,875 $(1,174,742,638) $— $— $126,700,793 $4,113,999
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended July 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, aggregated
$2,374,617,387 and $2,586,388,021, respectively.
At July 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$16,999,750 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At July 31,
2026, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $50,509,409 $49,851,100
Long term capital gain ...................................................... 127,728,443 46,982,352
$178,237,852 $96,833,452
Cost of investments .......................................................................... $1,860,796,031
Unrealized appreciation ........................................................................ $701,674,193
Unrealized depreciation ........................................................................ (64,073,378)
Net unrealized appreciation (depreciation) .......................................................... $637,600,815
Distributable earnings:
Undistributed ordinary income ................................................................... $43,728,616
Undistributed long term capital gains .............................................................. 100,737,659
Total distributable earnings ..................................................................... $144,466,275

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
8. Other Derivative Information
At July 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended July 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended July 31, 2026, the average month end notional amount of futures contracts and options represented
$7,253,181 and $74,939, respectively. The average month end contract value of forward exchange contracts was
$68,453,728.
See Note 1(e) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
George Putnam Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 344,032 Unrealized depreciation on OTC
forward exchange contracts
$ 747,777
Equity contracts ...........
Investments in securities, at value 1,267,637
a
Options written, at value 713,488
Total .................... $1,611,669 $1,461,265
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
George Putnam Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $663,238 Forward exchange contracts $(1,121,595)
Equity contracts ..............
Investments 7,532,681
a
Investments (7,726,199)
a
Written options (6,141,735) Written options 6,494,024
Futures contracts 841,056 Futures contracts —
Total ....................... $2,895,240 $(2,353,770)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 37,849,978 $ 7,509,931 $ — $ 45,359,909
Air Freight & Logistics ................... 7,697,296 — — 7,697,296
Automobiles .......................... 8,227,500 — — 8,227,500
Banks ............................... 37,167,798 — — 37,167,798
Beverages ........................... 27,955,929 — — 27,955,929
Biotechnology ......................... 19,572,089 — — 19,572,089
Broadline Retail ....................... 69,014,181 — — 69,014,181
Building Products ...................... 7,614,498 — — 7,614,498
Capital Markets ........................ 48,854,539 — — 48,854,539
Chemicals ........................... 10,223,369 — — 10,223,369
Commercial Services & Supplies ........... 3,024,636 — — 3,024,636
Communications Equipment .............. 27,664,427 — — 27,664,427
Construction Materials .................. 8,863,768 — — 8,863,768
Consumer Finance ..................... 15,529,025 — — 15,529,025
Consumer Staples Distribution & Retail ...... 25,325,029 — — 25,325,029
Electric Utilities ........................ 24,319,946 — — 24,319,946
Electrical Equipment .................... 16,879,493 — — 16,879,493
Electronic Equipment, Instruments &
Components ........................ 7,842,534 — — 7,842,534
Energy Equipment & Services ............. 1,942,675 — — 1,942,675
Entertainment ......................... 31,018,650 — — 31,018,650
Financial Services ...................... 56,726,933 — — 56,726,933
Ground Transportation .................. 6,718,218 — — 6,718,218
Health Care Equipment & Supplies ......... 24,262,882 — — 24,262,882
9. Credit Facility
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Providers & Services .......... $ 26,397,560 $ — $ — $ 26,397,560
Health Care REITs ..................... 7,477,698 — — 7,477,698
Hotels, Restaurants & Leisure ............. 30,244,007 — — 30,244,007
Household Durables .................... 5,725,044 — — 5,725,044
Household Products .................... 6,942,022 — — 6,942,022
Industrial Conglomerates ................ 7,621,319 — — 7,621,319
Industrial REITs ....................... 6,144,334 — — 6,144,334
Insurance ............................ 36,661,399 4,233,744 — 40,895,143
Interactive Media & Services .............. 106,956,198 — — 106,956,198
IT Services ........................... 13,305,917 — — 13,305,917
Life Sciences Tools & Services ............ 20,369,188 — — 20,369,188
Machinery ............................ 11,870,584 — — 11,870,584
Metals & Mining ....................... 4,037,178 4,317,383 — 8,354,561
Multi-Utilities .......................... 8,545,074 — — 8,545,074
Oil, Gas & Consumable Fuels ............. 48,600,278 7,394,533 — 55,994,811
Passenger Airlines ..................... 4,088,268 — — 4,088,268
Pharmaceuticals ....................... 50,053,381 — — 50,053,381
Real Estate Management & Development .... 3,822,345 — — 3,822,345
Semiconductors & Semiconductor Equipment . 253,879,016 — — 253,879,016
Software ............................. 127,187,944 — — 127,187,944
Specialized REITs ...................... 10,220,092 — — 10,220,092
Specialty Retail ........................ 20,062,724 — — 20,062,724
Technology Hardware, Storage & Peripherals . 111,263,204 — — 111,263,204
Textiles, Apparel & Luxury Goods .......... 5,749,779 — — 5,749,779
Tobacco ............................. 8,145,915 — — 8,145,915
Trading Companies & Distributors .......... 6,255,391 — — 6,255,391
Wireless Telecommunication Services ....... 1,565,443 — — 1,565,443
Corporate Bonds ........................ — 304,740,415 — 304,740,415
Foreign Government and Agency Securities .... — 1,505,977 — 1,505,977
U.S. Government and Agency Securities ....... — 366,229,549 — 366,229,549
Asset-Backed Securities ................... — 4,509,170 — 4,509,170
Commercial Mortgage-Backed Securities ...... — 5,460,507 — 5,460,507
Mortgage-Backed Securities ................ — 199,240,577 — 199,240,577
Residential Mortgage-Backed Securities ....... — 762 — 762
Municipal Bonds ......................... — 8,554,733 — 8,554,733
Options Purchased ....................... — 1,267,637 — 1,267,637
Short Term Investments ................... 109,701,043 16,999,750 — 126,700,793
Total Investments in Securities ........... $1,577,187,738 $931,964,668
b
$— $2,509,152,406
Other Financial Instruments:
Forward Exchange Contracts ............... $— $344,032 $— $344,032
Total Other Financial Instruments ......... $— $344,032 $— $344,032
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,638,327 $ — $ 9,638,327
Options Written .......................... — 713,488 — 713,488
Forward Exchange Contracts ............... — 747,777 — 747,777
Total Other Financial Instruments ......... $— $11,099,592 $— $11,099,592
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $23,455,591, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note

George Putnam Balanced Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of George Putnam Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of George
Putnam Balanced Fund (the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31,
2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

George Putnam Balanced Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $135,191,373
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $13,510,674
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $14,808,400
Qualified Net Interest Income (QII) §871(k)(1)(C) $20,664,547
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $15,925,165
Qualified Business Income Dividends Earned §199A $612,073
Section 163(j) Interest Earned §163(j) $28,080,562
Interest Earned from Federal Obligations Note (1) $13,543,258

George Putnam Balanced Fund

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Annual Report
George Putnam Balanced Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

George Putnam Balanced Fund

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Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries..
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

George Putnam Balanced Fund

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Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

George Putnam Balanced Fund

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Annual Report
agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

George Putnam Balanced Fund

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Annual Report
basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
For the three-year and five-year periods ended December 31, 2025, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2025, there were 500, 496 and 480 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
2nd 1st 1st

38900-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

George Putnam Balanced Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026